Shareholder Report	12 Months Ended	36 Months Ended
	Nov. 30, 2024 USD ($) holding	Nov. 30, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000231252 [Member]
Shareholder Report [Line Items]
Fund Name	Guru Favorite Stocks ETF
Class Name	Guru Favorite Stocks ETF
Trading Symbol	GFGF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guru Favorite Stocks ETF (the “Fund”) for the period of December 1, 2023 to November 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://gurufocusetf.com/gfgf/. You can also request this information by contacting us at (215) 330-4476.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://gurufocusetf.com/gfgf/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$77	0.65%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund seeks to invest in high-quality stocks at reasonable prices. For the Period, the Fund returned 36.78% vs. 33.94% for the Solactive GBS United Stated 1000 Index and 33.89% for the S&P 500 Index. The Fund’s performance was driven by a combination of favorable market conditions and stock selection, particularly in the financials and information technology sectors. The overall U.S. equity market reacted positively to strong corporate earnings, resilient economic conditions, and Federal Reserve policy. Within this environment, larger-cap stocks contributed to overall market gains. Companies in the financials sector benefited from elevated interest rates and stable economic conditions. Companies in the information technology sector, particularly those in the semiconductor industry, benefited from increased demand due to the rapid advancements in artificial intelligence (AI) technology, demand for specialized chips, and increased computing power.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Since Inception (12/15/2021)
Guru Favorite Stocks ETF - NAV	36.78%	9.28%
Solactive GBS United States 1000 Index	33.94%	9.43%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://gurufocusetf.com/gfgf/ for more recent performance information.

Performance Inception Date		Dec. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://gurufocusetf.com/gfgf/ for more recent performance information.
Net Assets	$ 36,220,502	$ 36,220,502
Holdings Count | holding	28	28
Advisory Fees Paid, Amount	$ 214,406
Investment Company, Portfolio Turnover	33.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Financials	40.2%
Information Technology	22.8%
Health Care	15.4%
Communication Services	10.2%
Industrials	5.3%
Consumer Discretionary	3.1%
Consumer Staples	2.0%
Cash & Cash Equivalents	1.0%

TOP 10 HOLDINGS (as a % of Net Assets)
Microsoft Corp.	8.9%
Nvidia Corp.	6.6%
Alphabet, Inc. - Class A	6.0%
Brown & Brown, Inc.	5.2%
Meta Platforms, Inc. - Class A	4.2%
KKR & Co., Inc.	4.1%
Berkshire Hathaway, Inc. - Class B	4.1%
Apollo Global Management, Inc.	4.1%
Intuitive Surgical, Inc.	3.9%
Visa, Inc. - Class A	3.8%